[Letterhead of Thacher Proffitt & Wood LLP]

February 17, 2006

Securities and Exchange Commission

Filing Desk – Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Credit Suisse First Boston Mortgage Securities Corp.

Amendment No. 1 to Registration Statement on Form S-3/A relating to

Conduit Mortgage and Manufactured Housing Contract Pass-Through Certificates

Ladies and Gentlemen:

On behalf of Credit Suisse First Boston Mortgage Securities Corp. (the “Registrant”), we have caused to be filed with you electronically under EDGAR, the captioned Amendment No. 1 to Registration Statement on Form S-3/A.

The objective of the above-captioned Amendment No. 1 to Registration Statement is to respond to the SEC Comment Letter to Credit Suisse First Boston Mortgage Securities Corp. dated February 2, 2006. These comments and our corresponding responses may be found below. Please do not hesitate to contact us with any questions you may have.

Registration Statement on Form S-3

General

Comment

1.

Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

Response

The Registrant has advised us that the depositor and any issuing entity established by the depositor or any affiliate of the depositor with respect to asset-backed securities involving the same asset class has been current and timely with Exchange Act reporting during the period January 1, 2005 through January 6, 2006.

The following is a list of CIK numbers for issuing entities established by the depositor or its affiliates during the last twelve months:

0001346658

0001348925

0001348548

0001343159

0001342965

0001342867

0001340551

0001340548

0001340425

0001340395

0001337787

0001337786

0001337725

0001334898

0001334848

0001334762

0001334761

0001334750

0001332069

0001332026

0001331769

0001329095

0001328710

0001326387

0001326028

0001325441

0001325242

0001323004

0001322507

0001322359

0001322352

0001319675

0001319477

0001318863

0001316166

0001316096

0001316043

0001316069

0001345988

0001345897

0001345643

0001343512

0001335404

0001329283

0001316628

0001319812

0001322720

0001326203

0001329284

0001334747

0001335422

0001342865

0001344264

Comment

2.

Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

Response

All material terms of the finalized agreements that are required to be filed as an exhibit to the registration statement under cover of Form 8-K will be disclosed in the final Rule 424(b) prospectus. We will file all agreements that are required to be filed with the Securities and Exchange Commission as promptly as possible after a transaction closes.

Comment

3.

Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

Response

We confirm that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

Base Prospectus

Cover Page

Comment

4.	Please review to use the terminology from Regulation AB. For example, you should identify Home Equity Mortgage Trust as the “Issuing Entity” not the “Issuer.”

Response

We believe this comment is intended to apply to the prospectus supplements as the “Issuing Entity” is not identified on the cover of the base prospectus. We have revised the disclosure in each prospectus supplement accordingly.

The Trust Fund, page 31

Comment

5.	Please revise to disclose how you intend to meet your registration, disclosure and prospectus delivery obligations under Securities Act Rule 190 for the whole or partial participations in mortgage loans, or related assets, referenced in the last bullet point. Refer to Section III.A.6. of SEC Release 33-8518.

Response

We are deleting whole or partial participations in mortgage loans or related assets from our registration statement at this time. In the event that we decide to include loan participations in the future, we will register the loan participations either by making a post-effective amendment to add disclosure regarding loan participations to the base prospectus, or by filing a new registration statement to add that disclosure to the base prospectus.

Exchangeable Securities, page 80

Comment

6.	Please advise us whether you intend to register the exchange.

Response

We do not intend to register the exchange. Each combination of exchangeable securities will be separately registered upon the initial offering of the exchangeable securities. A filing fee will be paid with respect to each combination of exchangeable securities based upon the proceeds received by the registrant in connection with the sale of one or more classes of a combination of exchangeable securities. The proceeds to the registrant will be based solely on the individual classes of exchangeable securities that are sold. When a class or classes of exchangeable securities are exchanged for their related classes, it will not be necessary to rely on any exemption from registration for the exchanged-for classes because the exercise of the exchange will not be the result of any new or continuing offering activity by or on behalf of the registrant. After the initial offering of the exchangeable securities the registrant will not solicit exchanges, or otherwise offer the exchangeable securities to the public. Each holder of an exchangeable security will have an embedded right to exchange their class for the related class or classes of exchangeable securities. As a result, any given exchange will not give rise to a new offering. Exchangeable securities will only be available to the holder of the related classes of exchangeable securities. The exchanging securityholder will have already paid cash for their entitlement to the exchanged-for class or classes. An exchange is not a new offering that would require updating the original prospectus.

Comment

7.

Please explain to us how you can ensure that the aggregate principal and annual interest will equal that of the exchanged security in the case of an exchange of floating-rate securities or fixed-rate securities.

Response

An example of this would be where (a) a fixed rate class is exchangeable for (b) a floating rate class plus an inverse floating rate class, where those two rates total the rate on the fixed rate class.

Comment

8.	Please provide us with your analysis of how this structure complies with Rule 3a-7 of the Investment Company Act.

Response

The exchangeable securities described in this section are distinguishable from those of a comparable program that you reviewed, as described in the letter dated August 17, 1993 submitted to your office by Brown & Wood (Reference No. 93-523-CC) (the “Brown & Wood Letter”). In the Brown & Wood Letter response you concluded that the proposed program would not comply with Rule 3a-7 because the securities would be “redeemable securities”. We believe that the program described in the Brown & Wood Letter is substantially different from the exchangeable securities program we have described in the base prospectus.

Rule 3a-7(a) under the Investment Company Act of 1940 (the “1940 Act”) excepts certain issuers of asset-backed securities from the definition of investment company if, among other things, the issuer does not issue redeemable securities. Note that in our case we can alternatively rely on the exception from the definition of Investment Company that Section 3(c)(5)(C) of the 1940 Act provides, because the issuer is primarily engaged in holding mortgage loans. However, Section 3(c)(5)(C) also requires that the issuer does not issue redeemable securities.

Section 2(a)(32) defines a redeemable security as “any security . . . under the terms of which the holder, upon presentation to the issuer or a person the issuer designates, is entitled (absolutely or only out of surplus) to receive approximately its proportionate share of the issuer’s current net assets or the cash equivalent.”

In the program described in the Brown & Wood Letter, securities were deposited in a custodial arrangement, and Class A Receipts and Class B Receipts were issued evidencing different rights to the cash flows on the deposited securities. Under that program, the holder of Class B Receipts had the right to withdraw a corresponding proportion of the deposited securities upon acquisition of an appropriate amount of Class A Receipts and presentation of the Class A Receipts and Class B Receipts together. The analysis in the Brown & Wood Letter emphasized that a Class B Receipt holder could only exercise its withdrawal right after expending funds to acquire Class A Receipts so as not to give the Class B Receipt holder an “unencumbered right” to redeem.

We believe that the exchangeable securities program described in this section is distinguishable from the program described in the Brown & Wood Letter because the exchangeable securities are exchanged for other exchangeable securities, not for any of the issuer’s current net assets, and thus should not be deemed “redeemable securities”. In the program described in this section, the assets of the issuer will be mortgage loans. Each combination of exchangeable securities in the program represents an interest in the issuer’s trust fund but are not assets of the issuer themselves. The program described in the Brown & Wood Letter allowed holders to exchange their receipts for securities which were the assets of the issuer, and the analysis in the incoming letter from Brown & Wood was that the method of exchange for the issuer’s assets included conditions and constraints that made the securities non-redeemable. Our exchangeable securities program does not need to rely on the analysis in the incoming Brown & Wood letter because securities are not being exchanged for assets of the issuer, but rather for other securities of the issuer.

Because in our proposed program the exchanges of exchangeable securities does not result in the distribution to a holder of any of the issuer’s current net assets, or any cash, the exchangeable securities are not “redeemable securities”. Therefore we believe that the conclusion that your office reached in response to the Brown & Wood Letter (“we cannot concur in your opinion that these arrangements would not cause Rule 3a-7 to be unavailable”) should not apply to our proposed exchangeable securities program. In our view, either Rule 3a-7 or Section 3(c)(5)(C) would be available to exempt the Registrant for this program from the definition of Investment Company.

Comment

9.	Provide bracketed disclosure in the prospectus supplement or advise us if you intend to file a separate form of prospectus supplement for the exchangeable securities.

Response

We have revised the disclosure in version 1 of the form of prospectus supplement in response to this comment.

Derivatives, page 85

Comment

10.

We note that the trust fund may include a credit default swap. Either delete your reference to this derivative instrument or provide us with your legal analysis to explain how the credit default swap would meet the definition of asset-backed security under Item 1101(c)(1) of Regulation AB. Please refer to the discussion at Section III.A.2. of SEC Release No. 33-8518 and to Item 1115 of Regulation AB for a description of permissible derivative products.

Response

The counterparty’s obligation under any credit default swap will result from losses or defined credit events relating only to some or all of the assets in the related asset pool. A credit default swap will only be used if all of the referenced assets are in the related asset pool. As a result, no credit default swap will cause the performance of the asset-backed securities to be synthetically linked to assets outside of the pool. Please note that footnote 68 of the Regulation AB Adopting Release states “[a]s another example of a swap or other derivative permissible in an ABS transaction, a credit derivative such as a credit default swap could be used to provide viable credit enhancement for asset-backed securities. For example, a credit default swap may be used to reference assets actually in the asset pool, which would be analogous to buying protection against losses on those pool assets.” In addition, Item 1114 of Regulati on AB clearly contemplates that permitted credit enhancements may include derivatives whose primary purpose is to provide credit enhancement. The sponsor’s use of credit default swaps will be strictly within the foregoing provisions.

Comment

11.

Please provide us with more information on how the market value swaps operate. For example, are the market value swaps referenced to the value of one or more of the mortgage loans or other assets included in the trust fund or to a class of offered securities? In the proposed mandatory auction procedure, how would a market value swap ensure that the original investors would receive at least par at the time of tender? Please also briefly address how the market value swap meets the definition of asset-backed security. Refer to Section III.A.2. of the Regulation AB Adopting Release (Release Nos. 33-8518; 34-50905).

Response

Bracketed disclosure regarding the terms and operation of the mandatory auction and market value swap has been added throughout version 1 of the form of prospectus supplement, including under “The Market Value Swap and the Swap Counterparty.” As disclosed, the market value swap will operate in conjunction with the mandatory auction procedure. Under the mandatory auction procedure, the Auction Administrator will solicit bids for purchase of the securities in the secondary market from dealers and institutional investors. The sponsor and depositor and their affiliates are not allowed to bid in the auction. There is no minimum required bid. If bids are received for the entire amount of the securities subject to the mandatory auction, then the auction will have been successful and the securities will be sold to the highest bidders. The prices at which the securities are sold through this procedure will be used as the value of the securities for purposes of the market value swap. If the total auction price is less than par, the market value swap counterparty will pay the shortfall. If the total auction price is greater than par, then the counterparty will receive the excess. If the total auction price is less than par, the original investors in the securities will receive the auction price plus the market value swap proceeds, which together will equal par.

We believe that the market value swap is not a prohibited derivative under Regulation AB, because it references the value of the offered securities at the time of the mandatory auction, which is directly dependent upon the value of the pool assets as well as the credit enhancements and structure of the offered securities. The market value swap does not cause the performance of the offered securities to be dependent on an index or reference asset or any other financial asset that is not included in the asset pool.

In addition, we note that the mandatory auction procedure and the payment of the market value swap takes place outside of the issuing entity. The offered securities continue to remain outstanding following the auction procedure under their original terms.

Comment

12.

In addition, please provide more background information regarding the transfer of securities to investors in the mandatory auction procedure. How will the transfer take place and which parties will be involved in the transfer? Also, specifically address how the securities are primarily serviced by the cash flows of a discrete pool of receivables, as it appears the proceeds from the auction will be used to pay off the original securities.

Response

Please see our response to comment 11 regarding the mechanics of the mandatory auction procedure. The mandatory auction will close if sufficient bids are received covering all of the offered securities that are subject to the mandatory auction, and if the market value swap covers any shortfall from par. If these conditions are not met, then the auction will have failed and the original investors will retain their securities. If these conditions are met, then the auction will close, and the original investors will be obligated to tender their securities and will receive the required par purchase price. If the offered securities are registered in book entry form, then the tender will take place through the book entry facilities, with no action required on the investor’s part.

We note that when the mandatory auction closes and the original investors tender their securities and receive the par purchase price, the offered securities themselves are not redeemed or paid off. Nor is the pool liquidated. Rather, the offered securities remain outstanding, and continue to receive distributions in accordance with their original terms. The asset pool remains in place and continues to back the securities. The offered securities are simply purchased from one group of investors and transferred to another group of investors under this procedure. The auction and market value swap proceeds are paid as the purchase price for the securities, not as a distribution on the securities. The offered securities themselves are in fact primarily serviced by the cash flows from a discrete pool of receivables, as required under Regulation AB, both before and after the auction procedures. The fact that the securities are subject to the mandatory auction procedure with respect to the original group of investors does not make them redeemable or cause them to not meet the Regulation AB ABS definition.

Reports to Certificateholders, page 143

Comment

13.

In addition, please revise to clarify that you will be using Item 1122 as the basis for your compliance and attestation reports and tell us that you have amended your underlying agreements to make this a contractual obligation. Refer to Exchange Act Rule 15d-18 and Item 1122 of Regulation AB.

Response

We have revised our disclosure accordingly. We have amended our underlying agreements to make delivery of compliance and attestation reports a contractual obligation. The forms of amended agreements were filed as exhibits to the Registration Statement filing on January 6, 2006.

Comment

14.

Please revise to clarify that you will file a separate assessment report, attestation report and servicer compliance statement if multiple servicers are involved, including when specific servicing functions are outsourced to third parties. Refer to Instructions to Items 1122 and 1123 of Regulation AB.

Response

We have revised our disclosure accordingly.

Prospectus Supplement(s)

General

Comment

15.

Please revise your summary to briefly state any events in the transaction agreements that can trigger liquidation or amortization of the asset pool or other performance triggers that would alter the transaction structure or the flow of funds. Refer to Item 1103(a)(3)(vii) of Regulation AB.

Response

The structures contemplated in the forms of prospectus supplements do not include any default or performance related events that could trigger a liquidation of the trust. However, there are certain triggering events related to loss and delinquency performance, and subordination levels, that may alter the cash flows as between the subordinate classes and the senior classes collectively. These events are identified in the summary of version 2 of the form of prospectus supplement, in the last paragraph under “Allocations of Principal”, with a cross reference to the sections in the full text where these provisions are described in full detail.

Comment

16.	Please add a separate section to discuss the information relating to the Sponsor as required under Item 1104 of Regulation AB.

Response

We have added a separate section entitled “The Sponsor” to the prospectus supplements to satisfy Item 1104 of Regulation AB.

Comment

17.

Please disclose the amount of expenses payable from offering proceeds and separately identify the type and amount of expenses paid to each party. Refer to Item 1107(j) of Regulation AB. We note from the use of proceeds section on page 44 of the base prospectus that “all or substantially all” of the net proceeds will be used for the various purposes described in that section, including to pay costs of structuring and issuing the securities.

Response

Please note the disclosure in the base prospectus with respect to offering proceeds that has been added in response to this comment.

Description of the Mortgage Pool, page S-14

Comment

18.

We note your disclosure on page 14 that a specified percentage of the mortgage loans may be delinquent. Please confirm that delinquent assets are limited to less than 20% of the asset pool. Refer to Item 1101(d) of Regulation AB.

Response

We confirm that delinquent assets will be limited to less than 20% of the asset pool for any takedown.

Comment

19.	To the extent that the mortgage pool will include delinquent assets, please provide delinquency and loss information as indicated in Items 1100(b) and 1111(c) of Regulation AB.

Response

Please note the disclosure with respect to delinquent assets that has been added to each form of prospectus supplement in response to this comment.

Comment

[additional servicers], page S-37

20.

We note that you may obtain additional servicers after the offering of the asset-backed securities. Please confirm that you will file a current report on Form 8-K and provide the required disclosure for any new servicer that is contemplated under Item 1108(a)(2)(i), (ii) or (iv) of Regulation AB or any new unaffiliated servicer that services 20% or more of the pool assets. Refer to Item 6.02 of Form 8-K.

Response

We will comply with the requirements of Form 8-K, including but not limited to Item 6.02.

If you require any additional information, please call the undersigned at (212) 912-7450 or Rob Olin at (212) 912-8387.

Very truly yours,

Stephen S. Kudenholdt

Copy with enclosures to:

Hanna Teshome

Division of Corporation Finance